Investments - Summary of Equity-Accounted Investees and Investments at FVTOCI (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Interests In Other Entities [Line Items]
Carrying Amount	$ 660	$ 692
Carrying Amount	$ 161	$ 186
Profertil [Member]
Disclosure Of Interests In Other Entities [Line Items]
Principal Activity	Nitrogen Producer
Principal Place of Business and Incorporation	Argentina
Percentage of investment in associate	50.00%	50.00%
Carrying Amount	$ 212	$ 192
Sinofert [Member]
Disclosure Of Interests In Other Entities [Line Items]
Principal Activity	Fertilizer Supplier and Distributor
Principal Place of Business and Incorporation	China/Bermuda
Percentage of investment in associate	22.00%	22.00%
Carrying Amount	$ 161	$ 180
MOPCO [Member]
Disclosure Of Interests In Other Entities [Line Items]
Principal Activity	Nitrogen Producer
Principal Place of Business and Incorporation	Egypt
Percentage of investment in associate	26.00%	26.00%
Carrying Amount	$ 270	$ 236
Canpotex [Member]
Disclosure Of Interests In Other Entities [Line Items]
Principal Activity	Marketing and Logistics
Principal Place of Business and Incorporation	Canada
Percentage of investment in associate	50.00%	50.00%
Carrying Amount	$ 0	$ 0
Agrichem [Member]
Disclosure Of Interests In Other Entities [Line Items]
Principal Activity	Fertilizer Producer and Marketer
Principal Place of Business and Incorporation	Brazil
Percentage of investment in associate	100.00%	80.00%
Carrying Amount	$ 0	$ 103
Other associates and joint ventures [Member]
Disclosure Of Interests In Other Entities [Line Items]
Carrying Amount	178	161
Other [Member]
Disclosure Of Interests In Other Entities [Line Items]
Carrying Amount	$ 0	$ 6